(VT International Equity Fund)

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE VT FUNDS

Wells Fargo Advantage VT International Equity Fund (the "Fund")

The following replaces the first paragraph of the Fund's principal investment strategy in the summary section of the Fund's prospectuses:

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of foreign issuers, and up to 30% of the Fund's total assets in emerging market equity securities. We will not be invested in less than three different countries, including the U.S. The types of securities in which we normally invest include common stock, preferred stock, Exchange Traded Funds (ETFs), rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

The following footnote is added to the performance benchmark in the Average Annual Total Return table in the Fund's prospectuses:

Effective March 1, 2012, the Fund intends to change its benchmark to the MSCI ACWI ex-US Index.